Stockholders' Equity (Schedule of Common Stock Reserved for Future Issuance) (Details)	Mar. 31, 2016 shares
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	15,153,193
Exercise Of Stock Options [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	3,999,325
Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	11,153,868